U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and Address of issuer:
               INVESCO Variable Investment Funds, Inc.
               4350 S. Monaco Street
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): __X__


3.   Investment Company Act File Number: 811-8038

     Securities Act File Number:   033-70154

4(a) Last day of fiscal year for which this Form is filed: December 31, 2001

4(b)  ____   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See
             Instruction A.2)

4(c)  ____   Check box if this is the last time the issuer will be filing this
             Form.

5.   Calculation of registration fee:

     (i)      Aggregate  sales  price of  securities
              sold during the fiscal year pursuant to
              section 24(f)                                 $75,047,620.93*
                                                            --------------
     (ii)     Aggregate price of securities
              redeemed or repurchased during
              the fiscal year:                              $21,313,298.94
                                                            --------------

     (iii)    Aggregate price of securities redeemed
              or repurchased during any prior fiscal
              year ending no earlier than October 1, 1995
              that were not previously used to reduce
              registration fees payable to the Commission   $0
                                                            --

      (iv)    Total available redemption credits
              [add items 5(ii) and 5(iii)]                  $21,313,298.94
                                                            --------------

      (v)     Net sales - if item 5(i) is greater
              than item 5(iv) [subtract item 5(iv) from
              item 5(i)]                                    $53,734,321.99
                                                            --------------


      (vi)    Redemption credits available for use in
              future years - if item 5(i) is less than
              item 5(iv) [subtract item 5(iv) from item
              5(i)]                                         $0
                                                            --

      (vii)   Multiplier for determining
              registration fee (See Instruction C.9)        x0.000092
                                                            ---------

      (viii)  Registration fee due [multiply item
              5(v) by item 5(vii)] (enter "0" if no fee
              is due):                                      = $4,943.55
                                                            -----------

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.    Interest due - if this Form is being filed more than
      90 days after the end of the Issuer's fiscal year
      (see instruction D)                 :                 +$0
                                                            ---

8.    Total of the amount of the registration fee due
      plus any interest due [line 5(viii) plus line 7]:     = $4,943.55
                                                            -----------

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:

                              _X_   Wire Transfer
                              ___    Mail or other means

* Represents sales to insurance company separate accounts whose securities are not registered under the 1933 Act.

                                    SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

               INVESCO Variable Investment Funds, Inc.
                        -     Dynamics Fund
                        -     Equity Income Fund
                        -     Financial Services Fund
                        -     Growth Fund
                        -     Health Sciences Fund
                        -     High Yield Fund
                        -     Leisure Fund
                        -     Market Neutral Fund
                        -     Real Estate Opportunity Fund
                        -     Small Company Growth Fund
                        -     Technology Fund
                        -     Telecommunications Fund
                        -     Total Return Fund
                        -     Utilities Fund




                              By: /s/ Mark H. Williamson
                                  ----------------------
                                      Mark H. Williamson
                                      President


Date: March 28, 2002